Trade payables (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current trade payables
PP&E	$ 3,854	$ 4,496
Other assets and services	4,783	3,422
Inventory	2,697	676
Subtotal trade payables	11,334	8,594
Agent commissions	149	385
Total Current trade payables	11,483	8,979
Non-current trade payables
PP&E	101	152
Total Non-current trade payables	101	152
Total trade payables	$ 11,584	$ 9,131